RELATED PARTY TRANSACTIONS - Founder Shares (Details)			9 Months Ended	12 Months Ended
	Feb. 11, 2021 USD ($)	Dec. 17, 2020 USD ($) $ / shares shares	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 08, 2021 shares	Dec. 31, 2020 $ / shares shares
Related Party Transaction [Line Items]
Common stock shares issued price per share | $ / shares			$ 10.00
Class B Common Stock
Related Party Transaction [Line Items]
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued | shares			6,900,000	6,900,000	6,900,000	6,900,000
Common shares, shares outstanding | shares			6,900,000	6,900,000	6,900,000	6,900,000
Sponsor
Related Party Transaction [Line Items]
Consideration received | $	$ 25,000
Founder shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Consideration received | $		$ 25,000
Common stock shares issued price per share | $ / shares		$ 0.004
Price of warrants | $ / shares		$ 0.004
Number of shares issued | shares		5,750,000
Aggregate number of shares owned | shares		0.0001
Common shares, par value, (per share) | $ / shares		$ 0.0001
Shares subject to forfeiture | shares					900,000
Shares are no longer subject to forfeiture | shares					900,000
Restrictions on transfer period of time after business combination completion			1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20	20
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			180 days	180 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30	30